ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

June 24, 2020

FILED VIA EDGAR

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    ETF Series Solutions (the “Trust”) (File Nos. 333-179562 and 811-22668)
Aptus Drawdown Managed Equity ETF (the "Fund")

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust and the Fund is Post-Effective Amendment No. 630 and Amendment No. 631 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purposes of this filing are to: (1) reflect material changes to the Fund's name, investment objective, and policies previously communicated to shareholders through a supplement dated October 18, 2019 to the Fund's summary prospectus, prospectus, and statement of additional information filed pursuant to Rule 497(e) under the 1933 Act, such changes having become effective November 8, 2019; and (2) make certain other non-material changes to the Fund's prospectus and SAI.

The Trust anticipates filing a subsequent Post-Effective Amendment with respect to the Fund pursuant to Rule 485(b) on or about August 27, 2020 to reflect changes made in response to comments from the Commission staff and to make other non-material changes to the Fund's prospectus and SAI.

Please note that the Commission staff reviewed information pertaining to the Fund's current name, investment objective, and policies in conjunction with the Trust’s Registration Statement on Form N-14 filed on November 6, 2019 (File No. 333-234542), and the Trust responded to the staff’s oral comments and suggestions in correspondence attached to a filing pursuant to Rule 497(c) on December 9, 2019.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary